RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2015
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.  RELATED PARTY TRANSACTIONS

During the year ended March 31, 2014 and 2015, the Company entered into transactions with Shirasaka & Patent Partners (“SPP”) which is managed by president of UBIC Patent Partners Inc., a subsidiary of UBIC. SPP provides patent filing services to the Company.

The amounts of balances as of March 31, 2014 and 2015, and transactions of the Company with SPP for the year ended March 31, 2014 and 2015, are summarized as follows:

	Thousands of Yen
	2014	2015
Advance payment	¥35,196	¥66,675
Accounts payable	19,332	—
Expenses	34,502	30,886